Unaudited Interim Condensed Consolidated Statements of Comprehensive Income $ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2020 USD ($) [1]	Jun. 30, 2020 MXN ($)	Jun. 30, 2019 MXN ($)
Statement [LineItems]
CONSOLIDATED NET INCOME	$ 191	$ 4,403	$ 6,356
Other comprehensive income, net of taxes:
Valuation of the effective portion of derivative financial instruments	58	1,349	(645)
Exchange differences on the translation of foreign operations and associates	39	889	(825)
Other comprehensive income (loss) to be reclassified to profit or loss in subsequent periods	97	2,238	(1,470)
Items that will not to be reclassified to profit or loss in subsequent periods:
Remeasurements of the net defined benefit liability	(10)	(234)	(7)
Other comprehensive loss) not being reclassified to profit or loss in subsequent periods	(10)	(234)	(7)
Total other comprehensive income (loss), net of tax	87	2,004	(1,477)
Consolidated comprehensive income (loss), net of tax	278	6,407	4,879
Attributable to:
Equity holders of the parent from continuing operations	318	7,329	4,742
Non-controlling interest from continuing operations	(40)	(922)	137
Consolidated comprehensive income for the year, net of tax	$ 278	$ 6,407	$ 4,879

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3